Legal Proceedings	3 Months Ended
Sep. 30, 2014
Legal Proceedings
Legal Proceedings

Note L—Legal proceedings

        A lawsuit was filed on or about June 15, 2010, styled, "Gloria's Ranch, LLC v. Tauren Exploration, Inc., Cubic Energy, Inc., Wells Fargo Energy Capital, Inc. & EXCO USA Asset, LLC", filed in the 1st Judicial District Court, Caddo Parish, Louisiana, Cause No. 541-768, A. This lawsuit alleges that all or part of the Gloria's Ranch mineral lease has lapsed, and seeks a finding that the mineral lease has lapsed, damages, attorney fees, and other equitable relief. This lawsuit would have a material effect, up to an estimated maximum of $9,100,000, if ultimately adjudicated entirely in favor of the mineral owner. The Company intends to vigorously defend its position and believes it will prevail regarding some, if not all, of the acreage at issue in this lawsuit.

        We are party to lawsuits arising in the normal course of business. We intend to defend these actions vigorously and believe, based on currently available information, that adverse results or judgments from such actions, if any, will not be material to our financial position or results of operations. The legal climate in Northwest Louisiana is hostile and litigious towards oil and gas companies; and the legal environment in East Texas is becoming increasingly competitive and hostile. Mineral owners are seeking opportunities to make additional money from their mineral rights, including pursuit of claims of lease expiration by asserting that production does not exist in paying quantities. In the normal course of our business, title defects and lease issues of varying degrees will arise, and, if practicable, reasonable efforts will be made to cure any such defects and issues.